OTHER CURRENT ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

NOTE 3 – OTHER CURRENT ASSETS

Other current assets consist of the following:

	March 31, 2019	December 31, 2018
Advances for raw material purchases	$201,105	$-
Prepaid marketing costs	79,600	125,525
Other prepaid expenses	71,822	40,654
Prepaid insurance	43,018	102,743
Deposits	31,965	31,965
Miscellaneous receivables	3,080	44,294
Prepaid financing costs	-	188,300
TOTAL OTHER CURRENT ASSETS	$430,590	$533,481

NOTE 3 – OTHER CURRENT ASSETS

Other current assets consist of the following:

	Years Ended December 31,
	2018	2017
Prepaid financing costs	$188,300	$—
Prepaid marketing cost	125,525	—
Prepaid insurance	102,743	—
Other prepaid expenses	40,654	13,755
Other receivables	44,294	9,823
Deposits	31,965	20,000
TOTAL OTHER CURRENT ASSETS	$533,481	$43,578